DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS [Text Block]
6.	DISCONTINUED OPERATIONS

In November 2017, the Company announced that it intended to dispose of, for nominal consideration, its subsidiary which holds the Karaburun project in Turkey (being the Company’s only project). The Company has relinquished the Karaburun project, discontinued operations in Turkey and is currently evaluating new business opportunities. As a result of the foregoing, the assets and liabilities related to the Karaburun project were re-classified as held for sale as at December 31, 2017 and the comparative periods.

The results of the discontinued operations were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Expenses
Field camp expenses	-	25,654	188,522
Geophysics	-	-	18,905
Drilling	-	-	93,138
Professional fees	2,149	2,494	1,194
General and administrative expenses	10,867	18,293	40,341
Impairments	295	-	-
Depreciation and amortization	24	10,408	30,652
Net operating loss	(13,335)	(56,849)	(372,752)
Other income	-	57,226	1,751
Foreign exchange gain (loss)	304	(465)	(13,956)
Net loss from discontinued operations	(13,031)	(88)	(384,957)

Comparative figures for the years ended 2016 and 2015 were adjusted to reallocate expenses related to the discontinued operations from the expenses incurred from continuing operations.

Cash flows from discontinued operations were as follows:

		For the year ended
	December 31,	December 31,	December 31,
Cash Flows from discontinued operations	2017	2016	2015
Net loss from discontinued operations	$(13,031)	$(88)	$(384,957)
Add items not affecting cash:
Depreciation	24	10,408	30,652
Impairments	295	-	-
Change in non-cash working capital items
Prepaids and advances	7,567	2,550	3,610
Accounts payable	4,676	(2,899)	(985)
Cash generated by /(utilized in) operating activities - discontinued operations	(469)	9,970	(351,680)
Cash flows from discontinued operations	(469)	9,970	(351,680)
Cash - discontinued operations	1,827	15,978	(3,993)

The following adjustments were made for the restated December 31, 2016 consolidated balance sheets to reflect the discontinued operations:

ASSETS
	December 31,		December 31,
As at	2016	Adjustments	2016 (restated)

Current
Cash	$17,287	$(15,978)	$1,309
Prepaids and advances	11,270	(11,270)	-
Due from related parties	41,734	-	41,734
Total current assets	70,291	(27,248)	43,043

Capital assets	763	(319)	444
Assets from discontinued operations	-	27,567	27,567

Total assets	$71,054	$-	$71,054

LIABILITIES
Current
Accounts payable	$300,256	$(681)	$299,575
Accrued liabilities	161,047	-	161,047
Due to related parties	230,306	-	230,306
Total current liabilities	691,609	(681)	690,928

Liabilities from discontinued operations	-	681	681

Total liabilities	$691,609	$-	$691,609

SHAREHOLDERS' DEFICIENCY
Common shares amount	9,525	-	9,525
Additional paid-in capital	42,604,878	-	42,604,878
Deficit accumulated during the exploration stage	(43,234,958)	-	(43,234,958)
Total shareholders' deficiency	(620,555)	-	(620,555)
Total liabilities and shareholders' deficiency	$71,054	$-	$71,054